Consolidated Subsidiaries - Composition of the Bank (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries
Non-controlling interest	$ 29	$ 55	$ 58
Santander Consumo, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Vivienda, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Inclusion Financiera, S.A. de C.V., SOFOM, E.R.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Centro de Capacitacion Santander, A.C.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Banco Santander, S.A. Fideicomiso 100740
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Fideicomiso GFSSLPT, Banco Santander, S.A.
Subsidiaries
Proportion of ownership interest held by the Bank	89.14%
Proportion of voting power held by the Bank	100.00%
Santander Servicios Corporativos, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%
Santander Servicios Especializados, S.A. de C.V.
Subsidiaries
Proportion of ownership interest held by the Bank	99.99%
Proportion of voting power held by the Bank	100.00%